Notes Payable Non-Convertible (Details) - USD ($)				1 Months Ended					3 Months Ended		9 Months Ended	10 Months Ended	12 Months Ended
	Jul. 26, 2022	Jun. 04, 2022	Feb. 04, 2022	Sep. 16, 2022	Jul. 31, 2022	Dec. 20, 2021	Nov. 30, 2021	Nov. 17, 2020	Oct. 31, 2022	Oct. 31, 2021	Sep. 30, 2022	Dec. 31, 2021	Jul. 31, 2022	Jul. 31, 2021	Feb. 03, 2023	Oct. 21, 2022	Aug. 22, 2022	Jul. 27, 2022	Sep. 12, 2021	Oct. 22, 2018
Notes Payable Non-Convertible (Details) [Line Items]
Transaction related expenses											$ 100,000	$ 100,000
Total unamortized debt discount									$ 72,354
Principal amount of bridge loan															$ 2,848,525
Borrowing principal amount															151,475
Indebtedness of principal amount															$ 3,000,000
Bridge loan payment percentage									50.00%
Aggregate amount							$ 25,000
Annual interest rate											1.00%						1.00%
DIGERATI TECHNOLOGIES, INC [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Promissory note				$ 30,000,000												$ 30,000,000
Debt discount outstanding					$ 0				$ 0				$ 0	$ 5,355,322
Principal amount						$ 3,500,000
Accrued interest									790,872				530,672
Amendment fees						1,418,744			1,418,744				1,418,744
Proceeds to fund acquisitions			$ 10,000,000		6,000,000				6,000,000				6,000,000
Extinguishment of debt									5,479,865				5,479,865
Total unamortized debt discount					180,750				$ 4,061,121				180,750
Secured loan			10,000,000
Recognized in OID			250,000
Debt issuance cost			220,000
Principal balance					10,000,000								$ 10,000,000					$ 165,000
Credit agreement, description									1.Maximum Allowed - Senior Leverage Ratio of 4.05 to 1.00 2.Minimum Allowed - EBITDA of $3,771,629 3.Minimum Allowed - Liquidity of $2,000,000 4.Maximum Allowed - Capital Expenditures of $94,798 (Quarterly) 5.Minimum Allowed - Fixed Charge Coverage Ratio of 1.5 to 1.00 6.Maximum Allowed - Churn of 3.00% at any time				1. Maximum Allowed - Senior Leverage Ratio of 4.06 to 1.00 2. Minimum Allowed - EBITDA of $3,719,589 3. Minimum Allowed - Liquidity of $2,000,000 4. Maximum Allowed - Capital Expenditures of $94,798 (Quarterly) 5. Minimum Allowed - Fixed Charge Coverage Ratio of 1.5 to 1.00 6. Maximum Allowed - Churn of 3.00% at any time
Credit agreement and amendment discription									On December 15, 2022, the lender agreed to forbear from exercising its remedies in connection with the financial covenants that were not complied with during the quarter ended October 31,2022, as well as certain other specified defaults, until December 23, 2022 or such later date as agreed to in writing by the lender.
Aggregate amount		$ 250,000
interest expense	$ 80,000								$ 30,125
Unsecured adjustable promissory notes					$ 1,750,000				1,750,000				$ 1,750,000
Amortized cost				$ 50,000,000									$ 1,294,201
Total unamortized debt discount			313,334
Equity ownership percentage													100.00%
Annual interest rate																		8.00%	8.00%
Debt discount			241,000,000						$ 204	$ 943			$ 2,064	2,809
Interest expense													60,250
Principal payment													250,000
DIGERATI TECHNOLOGIES, INC [Member] | Minimum [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Annual interest rate									0.00%
Annual interest rate		0.00%
DIGERATI TECHNOLOGIES, INC [Member] | Maximum [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Annual interest rate									18.00%
Annual interest rate		18.00%
DIGERATI TECHNOLOGIES, INC [Member] | Term Loan C Note [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Accrued interest													$ 199,413
DIGERATI TECHNOLOGIES, INC [Member] | November 17, 2024 [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Interest rate of LIBOR					12.00%				12.00%				12.00%
DIGERATI TECHNOLOGIES, INC [Member] | August 04, 2023 [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Interest rate of LIBOR					12.00%				12.00%				12.00%
Credit Agreement and Notes [Member] | DIGERATI TECHNOLOGIES, INC [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Transaction related expenses								$ 964,000
Next Level Internet Acquisition [Member] | DIGERATI TECHNOLOGIES, INC [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Debt discount									$ 241,000
Unsecured Promissory Notes [Member] | DIGERATI TECHNOLOGIES, INC [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Promissory note			1,800,000
Unsecured Adjustable Promissory Notes [Member] | DIGERATI TECHNOLOGIES, INC [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Promissory note			$ 200,000
Skynet Telecom LLC [Member] | DIGERATI TECHNOLOGIES, INC [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Total unamortized debt discount					$ 4,061,121								$ 4,061,121
T3 Communications, Inc. [Member] | DIGERATI TECHNOLOGIES, INC [Member] | Pledge Agreement [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Ownership percentage									100.00%
T3 Communications, Inc. [Member] | Credit Agreement and Notes [Member] | DIGERATI TECHNOLOGIES, INC [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Additional amount received								6,000,000
Loan increment								1,000,000
Net proceeds								13,036,000
Discounts cost								964,000
Non-convertible [Member] | DIGERATI TECHNOLOGIES, INC [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Promissory note																				$ 50,000
Base annual interest rate																				8.00%
Non-convertible [Member] | Secured promissory note [Member] | DIGERATI TECHNOLOGIES, INC [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Principal amount outstanding					50,000				$ 50,000				50,000	$ 50,000
Term Loan A Note [Member] | DIGERATI TECHNOLOGIES, INC [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Principal amount					$ 22,168,515								22,168,515
Accrued interest									$ 22,959,387				$ 530,672
Term Loan A Note [Member] | T3 Communications, Inc. [Member] | Credit Agreement and Notes [Member] | DIGERATI TECHNOLOGIES, INC [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Promissory note								10,500,000
Secured loan								20,000,000
Term Loan B Note [Member] | DIGERATI TECHNOLOGIES, INC [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Accrued interest						$ 187,442
Term Loan B Note [Member] | T3 Communications, Inc. [Member] | Credit Agreement and Notes [Member] | DIGERATI TECHNOLOGIES, INC [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Promissory note								$ 3,500,000
Interest rate description of LIBOR									Term Loan B had a maturity date of December 31, 2021, and an interest rate of LIBOR (with a minimum rate of 1.5%) plus twelve percent (12%). Term Loan B is non-amortized (interest only payments) through the maturity date and contains an option for the Company to pay interest in kind (PIK) for up to five percent (5%) of the interest rate in year one, four percent (4%) in year two and three percent (3%) in year three.				Term Loan B had a maturity date of December 31, 2021, and an interest rate of LIBOR (with a minimum rate of 1.5%) plus twelve percent (12%). Term Loan B is non-amortized (interest only payments) through the maturity date and contains an option for the Company to pay interest in kind (PIK) for up to five percent (5%) of the interest rate in year one, four percent (4%) in year two and three percent (3%) in year three.
Term Loan A [Member] | T3 Communications, Inc. [Member] | Credit Agreement and Notes [Member] | DIGERATI TECHNOLOGIES, INC [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Interest rate description of LIBOR									Term Loan A Note with a maturity date of November 17, 2024, and an interest rate of LIBOR (with a minimum rate of 1.5%) plus twelve percent (12%). Term Loan A is non-amortized (interest only payments) through the maturity date and contains an option for the Company to pay interest in kind (PIK) for up to five percent (5%) of the interest rate in year one, four percent (4%) in year two and three percent (3%) in year three.				Term Loan A Note with a maturity date of November 17, 2024, and an interest rate of LIBOR (with a minimum rate of 1.5%) plus twelve percent (12%). Term Loan A is non-amortized (interest only payments) through the maturity date and contains an option for the Company to pay interest in kind (PIK) for up to five percent (5%) of the interest rate in year one, four percent (4%) in year two and three percent (3%) in year three.
Minimum [Member] | DIGERATI TECHNOLOGIES, INC [Member] | November 17, 2024 [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Interest rate of LIBOR					1.50%				1.50%				1.50%
Minimum [Member] | DIGERATI TECHNOLOGIES, INC [Member] | August 04, 2023 [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Interest rate of LIBOR					1.50%				1.50%				1.50%
Credit Agreement and Notes [Member] | DIGERATI TECHNOLOGIES, INC [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Total unamortized debt discount					$ 313,334				$ 235,001				$ 313,334
Term Loan C Note [Member] | DIGERATI TECHNOLOGIES, INC [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Accrued interest									304,029				199,413
Principal balance					10,000,000				10,000,000				10,000,000
Promissory Notes – Next Level Internet Acquisition [Member] | DIGERATI TECHNOLOGIES, INC [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Total unamortized debt discount					$ 180,750				$ 150,625				$ 180,750